RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	June 30, 2026	March 31, 2026
Due to Related Parties	($)	($)
Hunter Dickinson Services Inc.	183,268	269,360
United Mineral Services Ltd.	–	12,332
High Hills Consulting Ltd.	21,047	17,648
Diane Nicolson	2,927	12,565
Total	207,242	311,905

Summary of transactions with HDSI
	Three Months Ended June 30th,
	2026	2025
(Rounded to the Nearest Thousand)	($)	($)
Services received from HDSI and as requested by the Company	446,000	523,000
Information technology – infrastructure and support services	21,000	21,000
Office rent	13,000	15,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	84,000	160,000
Total	564,000	719,000